Consolidated Statements of Changes In Equity - USD ($) $ in Millions		Total	Equity attributable to the equity holders of the parent	Share Capital		Treasury Shares	Mandatorily Convertible Notes	Additional Paid-in Capital	Retained Earnings	Foreign Currency Translation Adjustments	Unrealized Gains (Losses) on Derivative Financial Instruments relating to CFH	Unrealized Gains (Losses) on Investments in Equity Instruments at FVOCI	Recognized actuarial (losses) gains	Non-controlling interests
Beginning balance (in shares) at Dec. 31, 2019	[1]			1,012,000,000
Beginning balance at Dec. 31, 2019		$ 40,483	$ 38,521	$ 364		$ (602)	$ 0	$ 34,826	$ 22,883	$ (16,125)	$ 235	$ 180	$ (3,240)	$ 1,962
Changes in equity [abstract]
Net (loss) income (including non-controlling interests)		(578)	(733)						(733)					155
Other comprehensive income (loss)		(826)	(781)							(928)	(6)	431	(278)	(45)
Total comprehensive income (loss)		(1,404)	(1,514)						(733)	(928)	(6)	431	(278)	110
Offering of common shares (in shares)	[1]			81,000,000
Issue of equity		740	740	$ 29		0		711
Mandatorily convertible notes (note 11.2) (in shares)	[1]			23,000,000
Mandatorily convertible notes (note 11.2)		1,056	1,056			549	840	(305)	(28)
Recognition of share-based payments (note 8.3) (in shares)	[1]			1,000,000
Recognition of share-based payments (note 8.3)		30	30			15		15
Dividend (notes 11.4 and 11.5)		(162)												(162)
Transfer of fair value reserve of equity instruments designated at FVOCI (note 2.5)		0							28			(28)
Mandatorily convertible bonds extension (note 11.2)		53												53
Share buyback (note 11.1) (in shares)	[1]			(36,000,000)
Share buyback (note 11.1)		(500)	(500)			(500)
Other movements		$ (59)	(53)						(53)					(6)
Ending balance (in shares) at Dec. 31, 2020		1,080,734,413		1,081,000,000	[1]
Ending balance at Dec. 31, 2020		$ 40,237	38,280	$ 393		(538)	840	35,247	22,097	(17,053)	229	583	(3,518)	1,957
Changes in equity [abstract]
Net (loss) income (including non-controlling interests)		15,565	14,956						14,956					609
Other comprehensive income (loss)		2,326	2,365							(1,191)	2,461	594	501	(39)
Total comprehensive income (loss)		17,891	17,321						14,956	(1,191)	2,461	594	501	570
Cancellation of shares (note 11.1)		0		$ (43)		3,493		(3,450)
Mandatorily convertible notes (note 11.2)		(920)	(920)				(331)		(589)
Recognition of share-based payments (note 8.3) (in shares)	[1]			1,000,000
Recognition of share-based payments (note 8.3)		35	35			29		6
Dividend (notes 11.4 and 11.5)		(601)	(312)						(312)					(289)
Issue of put options		(119)	(119)						(119)
Share buyback (note 11.1) (in shares)	[1]			(171,000,000)
Share buyback (note 11.1)		(5,170)	(5,170)			(5,170)
Transfer of gain on disposal of equity investments FVOCI to Retained Earnings		0							678			(678)
Other movements		$ (9)	(9)						(9)
Ending balance (in shares) at Dec. 31, 2021		910,893,202		911,000,000	[1]
Ending balance at Dec. 31, 2021		$ 51,344	49,106	$ 350		(2,186)	509	31,803	36,702	(18,244)	2,690	499	(3,017)	2,238
Changes in equity [abstract]
Net (loss) income (including non-controlling interests)		9,538	9,302						9,302					236
Other comprehensive income (loss)		(1,835)	(1,785)							(2,575)	215	(52)	627	(50)
Total comprehensive income (loss)		7,703	7,517						9,302	(2,575)	215	(52)	627	186
Cancellation of shares (note 11.1)		0		$ (38)		3,201		(3,163)
Recognition of share-based payments (note 8.3) (in shares)	[1]			1,000,000
Recognition of share-based payments (note 8.3)		38	38			27		11
Dividend (notes 11.4 and 11.5)		(636)	(332)						(332)					(304)
Issue of put options		(177)	(177)						(177)
Non-controlling interests relating to acquisitions (note 2.2.4)		233												233
Capital increase ArcelorMittal Liberia (note 11.5.1)		0	(45)						(45)					45
Share buyback (note 11.1) (in shares)	[1]			(107,000,000)
Share buyback (note 11.1)		(2,937)	(2,937)			(2,937)
Other movements		$ 22	(18)						(8)			(10)		40
Ending balance (in shares) at Dec. 31, 2022		805,337,929		805,000,000	[1]
Ending balance at Dec. 31, 2022		$ 55,590	$ 53,152	$ 312		$ (1,895)	$ 509	$ 28,651	$ 45,442	$ (20,819)	$ 2,905	$ 437	$ (2,390)	$ 2,438

[1]	Amounts are in millions of shares (treasury shares are excluded).